Leases	12 Months Ended
Jun. 30, 2021
Leases
Leases
14	Leases
(i)	Amounts recognized in the consolidated balance sheet

The balance sheet shows the following amounts relating to leases:

Right-of-use assets:

	2021	2020
	£’000	£’000
Property	4,004	4,290
Plant and machinery	379	269
Total	4,383	4,559

Additions to right-of-use assets in the year amounted £1,522,000 (2020: £239,000).

Lease liabilities:

	2021	2020
	£’000	£’000
Current	1,257	1,067
Non-current	3,083	3,326
Total lease liabilities	4,340	4,393

The following table provides an analysis of the movements in lease liabilities:

£’000
As at 1 July 2019	—
Recognized on adoption of IFRS 16	5,976
Cash flows	(1,953)
Acquisition	239
Accretion expense	131
As at 30 June 2020	4,393
Cash flows	(1,684)
Acquisition	1,522
Accretion expense	109
As at 30 June 2021	4,340

14	Leases (continued)
(ii)	Amounts recognized in the consolidated statement of profit or loss:

	2021	2020	2019
	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(1,534)	(1,530)	—
Plant and machinery	(164)	(126)	—
	(1,698)	(1,656)	—
Interest expense (included in finance cost)	(109)	(131)	—
Expense relating to short-term leases (included in operating expenses)	(472)	(562)	—
Expense relating to low value leases (included in operating expenses)	(42)	(28)	—

(iii)	The group’s leasing activities and how these are accounted for

The Group leases various offices and equipment. Until 30 June 2019, these leases of property, plant and equipment were classified and accounted for as operating leases and lease payments were charged to profit or loss on a straight-line basis over the period of the lease. From 1 July 2019, all leases with a term of more than 12 months, unless the underlying asset is of low value, are recognized as a right-of-use asset, with a corresponding lease liability, at the date at which the leased asset is available for use by the Group.

The lease agreements do not impose any covenants other than the security interests in the right-of-use assets that are held by the lessor. Right-of-use assets may not be used as security for borrowing purposes.

Lease liabilities are initially measured on a present value basis. Lease liabilities include the net present value of lease payments, less any lease incentives receivable. The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, which is generally the case for leases of the Group, the Group’s incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are initially measured at cost comprising the following:

●	the amount of the initial measurement of the lease liability;
●	any lease payments made at or before the commencement date less any lease incentives received;
●	any initial direct costs; and
●	restoration costs.

Right-of-use assets are depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Payments associated with short-term leases of property, plant and equipment and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.